Earnings per share - Summary of Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [Member] - $ / shares	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	0	2,809,041
Average exercise price		$ 100.88